Business Segments (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue
Services	$ 742,041	$ 883,460	$ 2,293,765	$ 2,543,087	$ 4,631,507	$ 3,987,955
Sales of parts and equipment	670,221	583,054	1,523,031	1,155,668
Furniture and appliances revenue	12,132,103		22,748,153
Total Revenue	13,544,365	1,466,514	26,564,949	3,698,755
Total cost of sales	10,709,829	478,195	20,255,556	1,034,786
Total operating expenses	3,957,843	1,420,679	8,989,096	4,505,933
Loss from operations	(1,123,307)	(432,360)	(2,679,703)	(1,841,964)
Land Management Services [Member]
Revenue
Services	742,041	883,460	2,293,765	2,543,087
Sales of parts and equipment	670,221	583,054	1,523,031	1,155,668
Furniture and appliances revenue
Total Revenue	1,412,262	1,466,514	3,816,796	3,698,755
Total cost of sales	596,286	478,195	1,369,440	1,034,786
Total operating expenses	1,346,937	1,413,428	4,104,427	4,249,254
Loss from operations	(530,961)	(425,109)	(1,657,071)	(1,585,285)
Retail & Appliances [Member]
Revenue
Services
Sales of parts and equipment
Furniture and appliances revenue	12,132,103		22,748,153
Total Revenue	12,132,103		22,748,153
Total cost of sales	10,113,543		18,886,115
Total operating expenses	2,571,324		4,765,211
Loss from operations	(552,764)		(903,173)
Corporate Services [Member]
Revenue
Services
Sales of parts and equipment
Furniture and appliances revenue
Total Revenue
Total cost of sales
Total operating expenses	39,582	7,251	119,458	256,679
Loss from operations	$ (39,582)	$ (7,251)	$ (119,458)	$ (256,679)